FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	Sep. 30, 2025	Jan. 21, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Assets held in Trust Account	$ 195,206,616
Share price	$ 10.00		$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value of the share rights		$ 1,577,000
Share price		$ 0.083